Risk Management Activities - Summary of gain loss from derivative financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain on financial instruments	$ 0.0	$ 0.0	$ 24.0
Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain on financial instruments	0.0	0.0	24.0
Ghana oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain on financial instruments	0.0	0.0	13.5
Australia oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain on financial instruments	0.0	0.0	8.4
Salares Norte foreign currency hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain on financial instruments	0.0	0.0	2.1
Unrealised gain and prior year mark-to-market reversals on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain on financial instruments	0.0	0.0	1.8
Realised gain on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain on financial instruments	$ 0.0	$ 0.0	$ 22.2